Fair Value	12 Months Ended
Oct. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value

3. FAIR VALUE

In accordance with ASC 820, Fair Value Measurements and Disclosures, financial instruments were measured at fair value using a three-level hierarchy which maximizes use of observable inputs and minimizes use of unobservable inputs:

●	Level 1: Observable inputs such as quoted prices in active markets for identical instruments
●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the market
●	Level 3: Significant unobservable inputs supported by little or no market activity. Financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, for which determination of fair value requires significant judgment or estimation.

Prior to the April 2015 exchange transaction described in Note 8, the Company had outstanding warrants, the December warrants, that contained re-pricing provisions for “down-round” issuances and other events not indexed to the Company’s own stock and were classified as liabilities in the Company’s consolidated balance sheets. The Company recognized these warrants as liabilities at their fair value and re-measured them through the date of their exchange in April 2015. ASC 820, Fair Value Measurements and Disclosures provides requirements for disclosure of liabilities that are measured at fair value on a recurring basis in periods subsequent to the initial recognition.

The Company uses Level 3 inputs for its valuation methodology for the warrant liabilities.  The estimated fair values were determined using a binomial option pricing model based on various assumptions.  The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants, the volatility of the Company’s common stock price, and the risk-free interest rate.  In addition, as of the valuation dates, management assessed the probabilities of future financing and other re-pricing events in the binominal valuation models.

A summary of the changes to the Company’s warrant liability, as measured at fair value on a recurring basis using significant unobservable inputs (Level 3), for the year ended October 31, 2015 is presented below:

Beginning balance - November 1, 2014	$-
Issuance of warrants	3,765
Change in fair value of warrant liability	1,548
Settlement of warrants	(5,313)
Ending balance - October 31, 2015	$-

Assumptions used to determine the fair value of the warrants during the year ended October 31, 2015 were:

Market price of common stock	$3.54-$7.56
Expected warrant term	4.5-5.0 years
Risk-free rate	1.0% -1.7%
Expected volatility	80%
Dividend yield	0%
Probability of certain litigation costs at each of three pricing thresholds	0-33%
Probability of future down-round financing	0-50%
Stock price discount	0-41%

In connection with the April 19, 2016 common stock offering, the Company issued warrants to purchase an aggregate of 187,500 shares of common stock.  These warrants are exercisable at $6.90 per share and expire on April 19, 2018. These warrants were analyzed and it was determined that they require liability treatment. Under ASC 815, registered common stock warrants that require the issuance of registered shares upon exercise and do not expressly preclude an implied right to cash settlement are accounted for as derivative liabilities.  The Company classifies these derivative warrant liabilities on the consolidated balance sheet as a current liability.

The fair value of these warrants at April 19, 2016 and October 31, 2016 was determined to be approximately $318,000 and $70,000, respectively, as calculated using Black-Scholes with the following assumptions: (1) stock price of $4.74 and $3.58, respectively; (2) a risk free rate of 0.77% and 0.75%, respectively; and (3) an expected volatility of 86% and 61%, respectively.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. At October 31, 2016, the warrant liability balance of $70,000 was classified as a Level 3 instrument.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability (from April 19, 2016 through October 31, 2016) (in thousands):

Warrants
Fair value - November 1, 2015	$-
Additions	318
Change in fair value	(248)
Fair value - October 31, 2016	$70